EARNINGS PER SHARE (Tables)	12 Months Ended
Mar. 31, 2025
Earnings Per Share [Abstract]
Reconciliation of basic and diluted net income per share
The following table presents a reconciliation of basic and diluted net income per share:

	For the years ended March 31,
	2025	2024	2023

Net (loss) income attributable to the Company	$(15,842,407)	$1,022,956	$(3,474,512)
Weighted average number of common shares outstanding – Basic	4,333,514	3,229,524	2,579,304
Dilutive securities – unexercised Warrant series A	-	12,376	–
Weighted average number of common shares outstanding – Diluted	4,333,514	3,241,900	2,579,304
Earnings per share – Basic	$(3.66)	$0.32	$(1.34)
Earnings per share – Diluted	$(3.66)	$0.32	$(1.34)